Schedule of Derivative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Amount	$ 175,800	$ 331,400
Fair Value	(1,498)	367
Fitch, BBB+ Rating [Member]
Derivatives, Fair Value [Line Items]
Amount	175,800	331,400
Fair Value	$ (1,498)	$ 367
Weighted Average Years to Maturity	6 years	6 years